WARRANTS AND OPTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Warrants And Options
SCHEDULE OF WARRANTS TRANSACTIONS

	Number	Weighted Average Exercise Price
Balance, January 1, 2025	4,928,329	$6.17
Expiry of warrants	(721,239)
Exercise of warrants	(3,474,595)
Warrants issued in the January 2025 Registered Direct Offering and September 2025 underwritten public offering	554,313
Balance, December 31, 2025	1,286,808	$13.39
Exercise of warrants (a)	(252,967)
Expiry of warrants	(522,265)
Balance, June 30, 2026	511,576	$9.23

(a)	During the six-month period ended June 30, 2026, the Company issued 252,967 shares in respect of 252,967 warrants that were exercised for total proceeds of $946.

SCHEDULE OF OUTSTANDING WARRANTS
June 30, 2026	Expiry date	Exercise price		Exercise price (USD)
3,200	October 2, 2026	USD	1.88	$1.88
183,751	January 29, 2030	USD	8.00	$8.00
324,625	September 16, 2030	USD	10.00	$10.00
511,576

SCHEDULE OF STOCK OPTION TRANSACTIONS

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
Balance January 1, 2025	1,756,670	$5.39	$3.75
Options cancelled	(127,668)
Options exercised	(225,332)
Options granted	2,863,500
Balance December 31, 2025	4,267,170	$6.14	$8.41
Options cancelled	(115,000)
Options exercised	(4,000)
Options granted	25,000
Balance June 30, 2026	4,168,170	$8.52	$6.11

SCHEDULE OF OUTSTANDING STOCK OPTIONS

Outstanding as of June 30, 2026	Exercisable as of June 30, 2026	Expiry date	Exercise price (CAD)		Exercise price (USD)
6,670	6,670	October 28, 2026	CAD	20.00	$14.07
360,000	360,000	August 2, 2032	CAD	8.90	$6.26
120,000	120,000	August 21, 2032	CAD	10.00	$7.04
220,000	220,000	January 4, 2033	CAD	4.13	$2.90
100,000	100,000	January 4, 2033	CAD	4.13	$2.90
40,000	40,000	November 25, 2027	CAD	5.03	$3.54
99,000	99,000	April 18, 2033	CAD	4.00	$2.81
441,000	293,667	August 14, 2034	CAD	2.47	$1.78
105,000	43,750	January 15, 2035	CAD	8.92	$6.40
500,000	500,000	February 2, 2035	CAD	8.92	$6.40
30,000	20,000	June 20, 2035	CAD	2.47	$1.775
167,000	55,667	June 20, 2035	CAD	8.92	$6.40
224,000	14,667	October 9, 2035	CAD	11.37	$8.00
500,000	500,000	December 30, 2035	CAD	8.36	$6.00
1,230,500	805,333	December 30, 2035	CAD	11.37	$8.00
25,000	-	March 27, 2036	CAD	11.37	$8.00
4,168,170	3,178,754

SCHEDULE OF RSU’S TRANSACTIONS

RSUs transactions for the six months ended June 30, 2026, and for the year ending December 31, 2025, are as follows:

Number
Balance, January 1, 2025	110,667
RSUs granted	1,545,000
Expiry of RSUs	(6,000)
Exercise of RSUs	(219,667)
Balance, December 31, 2025	1,430,000
Exercise of RSUs	(930,000)
Balance, June 30, 2026	500,000